Labor and Social Obligations - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Labor and social obligations
Bonuses	R$ 30,789	R$ 31,046
Payroll and social charges	96,343	53,462
Payroll accruals	24,225	25,582
Other labor	6,905	11,549
Labor and social obligations	158,262	121,639
Current	157,601	85,069
Non-current	661	36,570
Bonuses related to variable remuneration of employees and management	R$ 24,184	R$ 18,989	R$ 14,519